-----------------------------------------------------------------------
    April 30, 1997

            PHOENIX
                FUNDS




    -----------------------------------------------------------------------
                                                              ANNUAL REPORT

                                                            Phoenix Income
                                                            and Growth Fund



(Phoenix Duff & Phelps logo)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

PHOENIX INCOME AND GROWTH FUND

INVESTOR PROFILE

  Phoenix Income and Growth Fund is designed for risk-averse investors seeking current yield and conservation of capital as well as the potential for long-term capital appreciation.

INVESTMENT ADVISER'S REPORT

  Phoenix Income and Growth Fund provided strong absolute returns for the 12 months ended April 30, 1997. Class A shares returned 10.93% and Class B shares 10.05%. The Fund performed consistently in an increasingly volatile market in keeping with its conservative bias. A composite index equal to 55% of the S&P 500 Stock Index, 35% Lehman Brothers Aggregate Bond Index, and 10% 90-day Treasury bills was up 16.73%. All performance figures assume reinvestment of dividends and exclude the effect of sales charges.

  During the reporting period, the equity markets continued to post strong gains fueled by rising corporate earnings and large cash flows into mutual funds, coupled with strong economic growth and low inflation. Blue-chip stocks led the way with mid- and small-sized companies significantly underperforming their larger counterparts. Bonds posted respectable gains with the Lehman Brothers Aggregate Bond Index returning 7.08% for the year.

  Financial services and health-care holdings were the primary positive contributors to performance. Some of the top performers included Warner Lambert, Perkin Elmer, Western National Corporation and Rite Aid. The Fund also benefited from continued strong relative performance of the fixed-income segment of the portfolio. Performance was held back by a moderately low weighting in consumer staples and poor relative performance of some cable holdings. While the Fund's relatively conservative bias provided consistent returns over the 12-month reporting period, it also limited performance in a rapidly rising market.

OUTLOOK

  Looking forward, the Fund's focus will continue to be on providing low-risk equity market participation, with a bias toward providing a suitable current yield and preservation of capital. We expect ongoing market volatility given a Federal Reserve Board that appears resolved to contain any perceived inflationary pressures. Our primary thematic concentration remains 21st Century Medicine. We are also emphasizing rising energy demand through the themes Energy Technology and Clean Energy Demand.

  The fixed-income segment of the portfolio remains well-diversified, and positioned to exploit undervalued market sectors. As of April 30, the Fund's asset allocation was 59% equity (common stocks and convertible securities), 35% fixed-income and 6% cash equivalents.

PHOENIX INCOME AND GROWTH FUND



(graph:plot points)

dates           Income and Growth    Balanced         S&P 500
                  Fund-Class A       Benchmark**     Stock Index*

4/30/87             9525               10000          10000
4/30/88             9680               10048           9346
4/30/89            11783               11649          11467
4/30/90            12322               12807          12663
4/30/91            14121               14863          14896
4/30/92            16419               16680          16976
4/30/93            18847               18362          18545
4/30/94            19484               19020          19536
4/30/95            20645               21424          22950
4/30/96            24569               25666          29898
4/30/97            27255               29959          37434



Average Annual Total Returns
for Periods Ending 4/30/97

                                                                  From Inception
                                                                     1/3/92 to
                                   1 Year    5 Years    10 Years      4/30/97
--------------------------------------------------------------------------------
Class A with 4.75% sales charge      5.69%     9.58%      10.55%        --
--------------------------------------------------------------------------------
Class A at net asset value          10.93%    10.67%      11.09%        --
--------------------------------------------------------------------------------
Class B with CDSC                    6.14%     9.88%         --        9.79%
--------------------------------------------------------------------------------
Class B at net asset value          10.05%     9.88%         --        9.79%
--------------------------------------------------------------------------------
Balanced Benchmark**                16.73%    12.43%      11.60%      11.82%***
--------------------------------------------------------------------------------
S&P 500 Stock Index*                25.20%    17.14%      14.11%      20.11%***
--------------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on April 30, 1987 for Class A shares. The total return for Class A shares reflects the maximum sales charge of 4.75% on the initial investment and assumes reinvestment of dividends and capital gains. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. The total return (since inception 1/3/92) for Class B shares reflect the 5% contingent deferred sales charge (CDSC), which is applicable on all shares redeemed during the 1st year after purchase and 4% for all shares redeemed during the 2nd year after purchase (scaled down to 3%-3rd year, 2%-4th and 5th year and 0% thereafter). Returns indicate past performance, which is not predictive of future performance. Investment return and net asset value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Foreign investing involves special risks, such as currency fluctuation and less public disclosure as well as economic and political risks.

  *The S&P 500 Stock Index is an unmanaged but commonly used measure of stock total return performance. The S&P 500's performance does not reflect sales charges.

 **The Balanced Benchmark is calculated based upon the performance of the following indices: 55% S&P 500/35% Lehman Brothers Aggregate Bond Index/10% U.S. Treasury bills and is produced by Frank Russell Company. The index's performance does not reflect sales charges.

***Index information from 1/1/92 to 4/30/97.

Phoenix Income and Growth Fund

                          INVESTMENTS AT APRIL 30, 1997

                                         STANDARD
                                         & POOR'S      PAR
                                          RATING      VALUE
                                        (Unaudited)   (000)         VALUE
                                       ------------  ---------  ---------------
U.S. GOVERNMENT AND AGENCY SECURITIES--7.3%
U.S. Treasury Notes--3.9%
 U.S. Treasury Notes 7.375%, '97           AAA       $ 5,000     $  5,040,200
 U.S. Treasury Notes 5.25%, '98            AAA         2,250        2,229,210
 U.S. Treasury Notes 5%, '99 ..            AAA        15,700       15,371,273
 U.S. Treasury Notes 6%, '99 ..            AAA         2,000        1,984,374
 U.S. Treasury Notes 6.375%, '01           AAA         5,000        4,973,200
 U.S. Treasury Strip, P.O., 0%, '17        AAA        10,000        2,428,000
                                                                ---------------
                                                                   32,026,257
                                                                ---------------
Agency Mortgage-Backed Securities--3.4%
 GNMA 6.50%, '23-'24 ..........            AAA        30,034       28,382,781
                                                                ---------------
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
 (Identified cost $61,120,080) ...............................     60,409,038
                                                                ---------------
NON-CONVERTIBLE BONDS--14.2%
Asset-Backed Securities--1.3%
 Airplanes Pass Through Trust
  1D 10.875%, '19 .............            BB          1,400        1,547,784
 Fleetwood Credit Corp. 96-B,
  Class A 6.90%, '12 ..........            AAA         2,419        2,421,288
 Green Tree Financial Corp.
  96-4, A6 7.40%, '27 .........            AAA         1,500        1,489,687
 Green Tree Financial Corp.
  96-2, M1 7.60%, '27 .........            AA-         3,325        3,306,297
 Green Tree Financial Corp.
  96-4, M1 7.75%, '27 .........            AA-         1,500        1,527,188
                                                                ---------------
                                                                   10,292,244
                                                                ---------------
Entertainment, Leisure & Gaming--1.5%
 Turner Broadcasting 8.375%,
  '13 .........................            BB+         3,000        3,008,670
 Viacom International Sub.
  Debenture 8%, '06 ...........            BB-        10,000        9,300,000
                                                                ---------------
                                                                   12,308,670
                                                                ---------------
Hospital Management & Services--0.6%
 Tenet Healthcare Corp. Sr.
  Note 9.625%, '02 ...........             BB          5,000        5,312,500
                                                                ---------------
Lodging & Restaurants--0.6%
 Host Marriott Travel Plaza,
  Inc. 9.50%, '05 .............            BB-         5,000        5,112,500
                                                                ---------------
Non-Agency Mortgage-Backed Securities--7.1%
 DLJ Mortgage Acceptance
  Corp. 96-CF1, A1B 144A
  7.58%, '28 (b) ..............            AAA         1,400        1,426,688
 G.E. Capital Mortgage Service
  94-9, M 6.50%, '24 ..........            AA         11,576       10,530,635
 G.E. Capital Mortgage Service
  96-8, M 7.25%, '26 ..........            AA            496          479,258
Non-Agency Mortgage-Backed Securities--continued
 Lehman Structured Securities
  Corp. 96-1, E-1 7.995%, '26.             NR        $ 2,987     $  3,022,139
 Nationslink Funding Corp.
  96-1, B 7.69%, '05 ..........            AA          1,500        1,523,438
 Prudential Home Mortgage
  Securities 94-15, M 6.80%,
  '24 .........................            Aa(d)       8,466        7,841,758
 Residential Asset
  Securitization Trust 96-A8,
  A1 8%, '26 ..................            AAA         3,535        3,564,838
 Residential Funding Mortgage
  96-S1, A11 7.10%, '26 .......            AAA         2,800        2,691,063
 Residential Funding Mortgage
  96-S4, M1 7.25%, '26 ........            AA          2,970        2,862,194
 Resolution Trust Corp. 92-C8,
  D 8.835%, '23 ...............            BBB-        7,206        7,388,547
 Resolution Trust Corp. 95-C2,
  B 6.80%, '27 ................            Aa(d)       5,866        5,649,551
 Securitized Asset Sales 93-J,
  2B 6.808%, '23 ..............            A(d)        4,447        4,128,880
 Structured Asset Securities
  Corp. 95-C1, C 7.375%, '24 ..            A           2,500        2,491,406
 Structured Asset Securities
  Corp. 95-C4, B 7%, '26 ......            AA          5,198        5,134,359
                                                                ---------------
                                                                   58,734,754
                                                                ---------------
Paper & Forest Products--0.6%
 Buckeye Cellulose Corp.
  8.50%, '05 .................             BB-         5,000        4,900,000
                                                                ---------------
Publishing, Broadcasting, Printing & Cable--0.3%
 Cablevision Systems Corp.
  9.875%, '06 ................             B           2,500        2,500,000
                                                                ---------------
REITS--0.4%
 Meditrust Corp. 7.375%, '00 ..            BBB-        3,000        3,003,300
                                                                ---------------
Telecommunications Equipment--1.0%
 Rogers Cablesystems Ltd.
  9.625%, '02 ................             BB+         8,000        8,230,000
                                                                ---------------
Textile & Apparel--0.6%
 Westpoint Stevens 8.75%, '01              BB-         5,000        5,087,500
                                                                ---------------
Truckers & Marine--0.2%
 Teekay Shipping Corp.
  8.32%, '08 ..................            BB          1,645        1,612,100
                                                                ---------------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $117,588,629) ..............................    117,093,568
                                                                ---------------
FOREIGN GOVERNMENT SECURITIES--4.6%
Argentina--1.1%
 Republic of Argentina Bearer
   FRB 6.75%, '05 (e) .........            BB-           728          668,391


                       See Notes to Financial Statements

Phoenix Income and Growth Fund

                                         STANDARD
                                         & POOR'S      PAR
                                          RATING      VALUE
                                        (Unaudited)   (000)         VALUE
                                       ------------  ---------  ---------------
Argentina--continued
 Republic of Argentina
  Discount L-GL Euro
  6.375%, '23 (e) .............            BB-       $ 5,850     $ 4,840,875
 Republic of Argentina Global
  Bond 11.375%, '17 ...........            BB          1,000       1,062,250
 Republic of Argentina Par
  L-GP 5.25%, '23 (e) .........            BB-         4,000       2,610,000
                                                                ---------------
                                                                   9,181,516
                                                                ---------------
Brazil--0.6%
 Republic of Brazil DCB-L
  Euro 6.938%, '12 (e) ........            B+          3,100       2,472,250
 Republic of Brazil Discount
  Z-L Euro 6.875%, '24 (e) ....            B+          3,125       2,517,578
                                                                ---------------
                                                                   4,989,828
                                                                ---------------
Colombia--0.2%
 Republic of Colombia Euro
  9%, '97 .....................            BBB-        1,500       1,500,315
                                                                ---------------
Mexico--0.8%
 United Mexican States 144A
  7.625%,'01 (b) (e) ..........            Baa(d)      1,600       1,620,800
 United Mexican States
  Discount A 6.867%,
  '19 (e) (f) .................            BB            500         443,125
 United Mexican States Euro D
  6.352%,'19 (e) (f) ..........            BB          1,500       1,329,375
 United Mexican States Series
  B Euro 6.25%, '19 (f) .......            BB          4,250       3,089,218
                                                                ---------------
                                                                   6,482,518
                                                                ---------------
Morocco--0.4%
 Morocco R&C Agreement
  Series A 6.375%, '09 (e) ....            NR          3,800       3,344,000
                                                                ---------------
Panama--0.3%
 Panama IRB Series 18 Yr.
  3.50%, '14 (e) ..............            BB+         1,700       1,261,187
 Panama PDI 6.563%, '16 (e) ...            BB+         1,521       1,299,267
                                                                ---------------
                                                                   2,560,454
                                                                ---------------
Poland--0.4%
 Poland Discount Euro 6.938%,
   '24 (e) ....................            BBB-        1,250       1,215,625
 Poland PDI B 4%, '14 (e) .....            BBB-        3,000       2,445,000
                                                                ---------------
                                                                   3,660,625
                                                                ---------------
Venezuela--0.8%
 Republic of Venezuela
  Discount 6.813%, '20 (e) (f)             Ba          5,100       4,197,938
 Republic of Venezuela Par
  6.75%, '20 (f) ..............            Ba          2,150       1,560,093
                                                                ---------------
                                                                   5,758,031
                                                                ---------------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $35,434,582) ...............................    37,477,287
                                                                ---------------
FOREIGN NON-CONVERTIBLE BONDS--1.0%
Chile--0.4%
 CSAV 7.3751%, '03
  (Industrial) ................            BBB       $   580     $   561,150
 Petropower I Funding 144A
  7.36%, '14 (Utility-Gas) (b)             BBB         2,400       2,254,440
                                                                ---------------
                                                                   2,815,590
                                                                ---------------
Indonesia--0.3%
 Asia Pulp & Paper Co. Yankee
  11.75%, '05 (Paper &
  Forest Products) ............            BB          2,500       2,640,625
                                                                ---------------
Netherlands--0.3%
 Astra Overseas Financial
  144A 8.75%, '03
  (Diversified Financial
  Services) (b) ...............            NR          2,500       2,525,000
                                                                ---------------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $7,928,265) ................................     7,981,215
                                                                ---------------
MUNICIPAL BONDS--2.7%
California--2.7%
 Kern County Pension Oblig.
  Taxable 7.26%, '14 ..........            AAA         4,350       4,181,263
 Long Beach Pension Oblig.
  Taxable 6.87%, '06 ..........            AAA         3,000       2,941,620
 Orange County Pension Series
  A Taxable 7.60%, '08 ........            AAA         4,520       4,583,325
 Sacramento County 95-A
  Taxable 6.625%, '06 .........            AAA         3,400       3,275,900
 San Bernardino County Oblig.
  Revenue Taxable 6.87%, '08 ..            AAA         1,335       1,291,906
 San Bernardino County Oblig.
  Revenue Taxable 6.94%, '09 ..            AAA         3,625       3,516,613
 Ventura County Pension
  Taxable 6.54%, '05 ..........            AAA         2,200       2,127,774
                                                                ---------------
                                                                  21,918,401
                                                                ---------------
TOTAL MUNICIPAL BONDS
 (Identified cost $22,405,166) ...............................    21,918,401
                                                                ---------------
CONVERTIBLE BONDS--9.0%
Autos & Trucks--0.1%
 Volkswagen Cv. 144A 3%,
  '02 (Germany) (b) ...........            NR          1,000       1,240,000
                                                                ---------------
Computer Software & Services--0.3%
 Macronix International Co. Cv.
  1%, '07 .....................            NR          2,000       2,150,000
                                                                ---------------
Electrical Equipment--0.1%
 Itron, Inc. Cv. 144A 6.75%,
  '04 (b) .....................            NR          1,000       1,075,000
                                                                ---------------
Entertainment, Leisure & Gaming--0.8%
 Comcast Corp. Cv. (SIRENS)
  3.375%, '05 (e) .............            BB-         7,500       6,825,000

                       See Notes to Financial Statements
4

Phoenix Income and Growth Fund

                                         STANDARD
                                         & POOR'S      PAR
                                          RATING      VALUE
                                        (Unaudited)   (000)         VALUE
                                       ------------  ---------  ---------------
Food--1.6%
 Grand Metropolitan PLC Cv.
  144A 6.50%, '00 (United
  Kingdom) (b) ................            A+        $10,750     $13,222,500
                                                                ---------------
Healthcare--Diversified--0.8%
 Roche Holdings, Inc. Cv. 144A
  0%, '12 (Switzerland) (b) ...            NR          5,500       2,145,000
 Sandoz Capital BVI Ltd. Cv. 144A
  2%, '02 (Switzerland) (b) ...            NR          3,500       4,383,750
                                                                ---------------
                                                                   6,528,750
                                                                ---------------
Hospital Management & Services--0.7%
 Tenet Healthcare Cv. 6%, '05 .            B+          5,000       6,075,000
                                                                ---------------
Insurance--0.1%
 Chubb Corp. Cv. 6%, '98 ......            AA          1,000       1,285,000
                                                                ---------------
Medical Products & Supplies--0.2%
 Heartport, Inc. Cv. 144A
  7.25%, '04 (b) ..............            NR          1,250       1,312,500
                                                                ---------------
Metals & Mining--0.2%
 Still Water Mining Cv. 7%, '03            NR          1,500       1,522,500
                                                                ---------------
Natural Gas--1.5%
 Apache Corp. Cv. 144A 6%,
 '02 (b) ......................            BBB-        6,000       7,192,500
 Consolidated Natural Gas Co.
  Cv. 7.25%, '15 ..............            A+          5,300       5,604,750
                                                                ---------------
                                                                  12,797,250
                                                                ---------------
Office & Business Equipment--0.2%
 Comverse Technology Cv.
  144A 5.75%, '06 (b) .........            NR          1,250       1,343,750
                                                                ---------------
Oil Service & Equipment--0.3%
 Nabors Industries, Inc. Cv.
  5%, '06 .....................            BBB-        2,000       2,450,000
                                                                ---------------
Pollution Control--0.5%
 WMX Technologies, Inc. Sub.
  Notes Cv. 2%, '05 ...........            A           4,350       3,762,750
                                                                ---------------
Publishing, Broadcasting, Printing & Cable--0.4%
 Times Mirror Co. Cv. 144A
  0%, '17 (b) .................            NR          7,500       2,971,875
                                                                ---------------
REITS--2.0%
 Health Care Property, Inc. Cv.
  144A 6%, '00 (b) ............            BBB         1,500       1,477,500
                                                                ---------------
Retail--0.2%
 Home Depot, Inc. Cv. 3.25%,
 '01 ..........................            A+          2,000       2,047,500
                                                                ---------------
Retail--Drug--0.6%
 Rite Aid Corp. Cv. 0%, '06 ...            BBB         7,000       5,171,250
                                                                ---------------
Telecommunications Equipment--0.2%
 BBN Corp. Cv. 6%, '12 ........            B(d)        1,650       1,608,750
                                                                ---------------
TOTAL CONVERTIBLE BONDS
 (Identified cost $69,484,223) ...............................    74,866,875
                                                                ---------------

                                                     SHARES         VALUE
                                                    ---------   ---------------
CONVERTIBLE PREFERRED STOCKS--12.1%
Banks--0.6%
 H. F. Ahmanson & Co. Series D Cv.
  Pfd. 6% ................................            60,000     $ 4,740,000
                                                                --------------
Chemical--0.2%
 Merrill Lynch, IGL (STRYPES) 6.25%                   35,000       1,356,250
                                                                --------------
Computer Software & Services--0.5%
 Microsoft Corp. Series A Cv. Pfd.
  $2.196 .................................            50,500       4,324,063
                                                                --------------
Conglomerates--0.4%
 Rouse Co. Series B Cv. Pfd. $3.00                    39,000       1,769,625
 USX Corp. Cv. Pfd. 6.75% ................            75,000       1,556,250
                                                                --------------
                                                                   3,325,875
                                                                --------------
Diversified Financial Services--0.3%
 Morgan Stanley Group, TBR (PERQS)
  6% .....................................            40,000       2,830,000
                                                                --------------
Electronics--0.3%
 Morgan Stanley Group, AMD (PERQS)
  10% ....................................            51,800       2,078,475
                                                                --------------
Entertainment, Leisure & Gaming--0.5%
 Mattel, Inc. Series C Cv. Pfd. $0.4125              320,000       3,680,000
                                                                --------------
Lodging & Restaurants--0.6%
 Felcor Suite Hotels, Inc. Series A Cv.
  Pfd. $1.95 .............................            51,000       1,453,500
 Host Marriott Financial Trust Cv. Pfd.
  144A 6.75% (b) .........................            60,000       3,345,000
                                                                --------------
                                                                   4,798,500
                                                                --------------
Machinery--0.7%
 Cooper Industries, Wyman notes (DECS)
  6% .....................................           325,000       6,134,375
                                                                --------------
Metals & Mining--1.4%
 Coeur d'Alene Cv. Pfd. 7% ...............           210,000       3,386,250
 Freeport-McMoRan Copper Cv. Pfd.
  7% .....................................           150,000       4,050,000
 Inco Limited Cv. Pfd. Series E 5.50%
  (Canada) ...............................            46,700       2,352,513
 Titanium Metals Cv. Pfd. 144A
  6.625% (b) .............................            30,000       1,380,000
                                                                --------------
                                                                  11,168,763
                                                                --------------
Oil--3.0%
 Occidental Petroleum Corp. Cv. Pfd.
  144A $3.875 (b).............                       220,000      12,045,000
 Tosco Financing Trust Cv. Pfd. 144A
  5.75% (b) ..............................            16,000         876,000
 Unocal Corp. Cv. Pfd. 6.25% ..                      176,100       9,597,450
 Valero Energy Corp. Cv. Pfd. $3.125 .....            30,500       1,982,500
                                                                --------------
                                                                  24,500,950
                                                                --------------
Oil Service & Equipment--0.5%
 Mesa, Inc. Series A PIK 8%...                       688,500       4,389,187
                                                                --------------


                       See Notes to Financial Statements

Phoenix Income and Growth Fund

                                                SHARES        VALUE
                                               --------- ---------------
Publishing, Broadcasting, Printing & Cable--0.9%
 Cablevision Systems Corp. Series I Cv.
  Pfd. 8.50% ..............................    165,000     $ 3,650,625
 Merrill Lynch, Cox (STRYPES) 6% ..........    215,000       4,246,250
                                                          --------------
                                                             7,896,875
                                                          --------------
Telecommunications Equipment--0.7%
 Qualcomm, Inc. 144A Cv. Pfd.
  5.75% (b) ...............................     77,000       3,426,500
 TCI Pacific Communications Pfd. 5% .......     25,000       2,356,250
                                                          --------------
                                                             5,782,750
                                                          --------------
Utility--Electric--0.5%
 AES Trust I Series A Cv. Pfd. 5.375% .....     30,000       1,638,750
 California Energy Capital Trust Cv. Pfd.
  6.25% ...................................     35,000       2,476,250
                                                          --------------
                                                             4,115,000
                                                          --------------
Utility--Gas--0.5%
 MCN Energy Group, Inc. Cv. Pfd.
  8.75% ...................................    148,100       3,943,163
                                                          --------------
Utility--Telephone--0.5%
 US West, Inc. Series D Cv. Pfd. 4.50% ....     90,000       4,016,250
                                                          --------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified cost $95,703,645) ......................       99,080,476
                                                          --------------
PREFERRED STOCKS--4.9%
Banks--0.5%
 Fleet Financial Group, Inc. Pfd. 9.30% ...    150,000       3,862,500
                                                          --------------
Insurance--0.5%
 Aon Corp. 8% Pfd. ........................    166,500       4,224,937
                                                          --------------
Natural Gas--0.7%
 Enron Capital $2.00 Pfd. Series C ........    225,000       5,596,875
                                                          --------------
Publishing, Broadcasting, Printing & Cable--1.2%
 News Corp. Overseas Ltd. Series A
  8.625% Pfd. .............................    400,000      10,050,000
                                                          --------------
REITS--2.0%
 Home Ownership Funding 2 Step-down
  Pfd. 144A 13.338% (b) ...................      5,000       4,899,880
 Marquette Real Estate Fund Step-down Pfd.
  144A 13.701% (b) ........................     12,000      11,805,120
                                                          --------------
                                                            16,705,000
                                                          --------------
TOTAL PREFERRED STOCKS
 (Identified cost $41,035,550) ......................       40,439,312
                                                          --------------
COMMON STOCKS--34.3%
Advertising--1.0%
 Interpublic Group Companies, Inc. ........     75,200       4,258,200
 Omnicom Group, Inc. ......................     81,600       4,324,800
                                                          --------------
                                                             8,583,000
                                                          --------------
Banks--1.6%
 BankAmerica Corp. ........................     14,700       1,718,062
 Barnett Banks, Inc. ......................    124,790       6,099,111
Banks--continued
 Chase Manhattan Corp. ....................     17,000     $ 1,574,625
 Citicorp .................................     17,900       2,015,988
 Mellon Bank Corp. ........................     25,600       2,128,000
                                                          --------------
                                                            13,535,786
                                                          --------------
Beverages--0.5%
 PepsiCo, Inc. ............................    121,600       4,240,800
                                                          --------------
Chemical--Specialty--0.7%
 Praxair, Inc. ............................    114,100       5,890,412
                                                          --------------
Computer Software & Services--0.3%
 Computer Associates International, Inc. ..     42,200       2,194,400
                                                          --------------
Conglomerates--0.4%
 Thermo Electron Corp. (c) ................     94,100       3,246,450
                                                          --------------
Cosmetics & Soaps--0.6%
 Colgate Palmolive Co. ....................     46,900       5,205,900
                                                          --------------
Diversified Miscellaneous--0.9%
 Hillenbrand Industries, Inc. .............    113,400       4,876,200
 Jostens, Inc. ............................     98,000       2,339,750
                                                          --------------
                                                             7,215,950
                                                          --------------
Electronics--5.2%
 Intel Corp. ..............................     22,400       3,430,000
 LSI Logic Corp. (c) ......................    112,100       4,287,825
 Perkin Elmer Corp. .......................    431,400      31,330,425
 Tektronix, Inc. ..........................     61,300       3,317,863
                                                          --------------
                                                            42,366,113
                                                          --------------
Healthcare--Diversified--0.7%
 Warner-Lambert Co. .......................     61,100       5,987,800
                                                          --------------
Healthcare--Drugs--1.7%
 Amgen, Inc. (c) ..........................     86,900       5,116,238
 Genzyme Corp. (c) ........................    180,200       4,167,125
 Merck & Co., Inc. ........................     50,000       4,525,000
                                                          --------------
                                                            13,808,363
                                                          --------------
Hospital Management & Services--1.0%
 Oxford Health Plans (c) ..................     51,800       3,412,325
 Pacificare Health Systems, Inc.
  Class B (c) .............................     24,500       1,966,125
 United Healthcare Corp. ..................     54,400       2,645,200
                                                          --------------
                                                             8,023,650
                                                          --------------
Insurance--3.0%
 Aetna, Inc. ..............................     44,200       4,027,725
 Allstate Corp. ...........................     39,200       2,567,600
 Chubb Corp. ..............................    137,300       7,929,075
 ITT Hartford Group, Inc. .................     55,300       4,119,850
 Western National Corp. ...................    206,000       5,304,500
                                                          --------------
                                                            23,948,750
                                                          --------------
Medical Products & Supplies--2.1%
 Baxter International, Inc. ...............    182,600       8,741,975
 Johnson & Johnson ........................     60,000       3,675,000
 U.S. Surgical Corp. ......................    119,125       4,080,031
                                                          --------------
                                                            16,497,006
                                                          --------------


                       See Notes to Financial Statements
6

Phoenix Income and Growth Fund

                                                        SHARES         VALUE
                                                       ---------     ----------
Metals & Mining--2.6%
 Alumax, Inc. (c) ............................           45,500      $ 1,660,750
 Aluminum Company of America .................          121,200        8,468,850
 Century Aluminum Co. ........................          152,100        2,509,650
 Kaiser Aluminum Corp. (c) ...................          148,200        1,593,150
 Reynolds Metals Co. .........................           29,800        2,022,675
 Stillwater Mining Co. (c) ...................          274,300        5,520,288
                                                                     -----------
                                                                      21,775,363
                                                                     -----------
Natural Gas--3.8%
 Burlington Resources, Inc. ..................           57,400        2,432,325
 Columbia Gas System, Inc. ...................           40,000        2,475,000
 Consolidated Natural Gas Co. ................           46,400        2,337,400
 Enron Corp. .................................          105,600        3,973,200
 Equitable Resources, Inc. ...................           85,600        2,535,900
 KN Energy, Inc. .............................           51,800        1,929,550
 New Jersey Resources Corp. ..................           58,300        1,683,412
 Questar Corp. ...............................           51,800        1,968,400
 Tejas Gas Corp. (c) .........................           51,800        2,149,700
 Washington Gas Light Co. ....................           79,700        1,833,100
 Williams Companies, Inc. ....................          173,650        7,618,894
                                                                     -----------
                                                                      30,936,881
                                                                     -----------
Office & Business Equipment--0.5%
 Seagate Technology, Inc. (c) ................           94,930        4,354,898
                                                                     -----------
Oil--1.9%
 Barrett Resources Corp. (c) .................          128,500        4,208,375
 NGC Corp. ...................................          170,800        3,010,350
 Noble Affiliates, Inc. ......................          114,000        4,075,500
 USX-Marathon Group ..........................          102,900        2,842,612
 Valero Energy Corp. .........................           43,100        1,513,888
                                                                     -----------
                                                                      15,650,725
                                                                     -----------
Oil Service & Equipment--2.3%
 Baker Hughes, Inc. ..........................          132,600        4,574,700
 Diamond Offshore Drilling, Inc. (c) .........           15,000          965,625
 ENSCO International, Inc. (c) ...............           87,600        4,161,000
 Noble Drilling Corp. (c) ....................          193,123        3,355,512
 Parker Drilling Co. (c) .....................          131,200        1,016,800
 Precision Drilling Corp. (c) ................           20,300          705,425
 Reading & Bates Corp. (c) ...................          106,200        2,376,225
 Tidewater, Inc. .............................           50,400        2,022,300
                                                                     -----------
                                                                      19,177,587
                                                                     -----------
Pollution Control--0.8%
 Republic Industries, Inc. (c) ...............          187,600        4,654,825
 WMX Technologies, Inc. ......................           67,700        1,988,688
                                                                     -----------
                                                                       6,643,513
                                                                     -----------
Professional Services--0.0%
 CellNet Data Systems (c) ......................          24,000         180,000
                                                                     -----------
REITS--0.9%
 IRT Property Co. ..............................         150,000       1,706,250
 Meditrust Corp. ...............................          96,296       3,514,804
 Patriot American Hospitality ..................         110,000       2,365,000
                                                                     -----------
                                                                       7,586,054
                                                                     -----------
Telecommunications Equipment--0.8%
 Cisco Systems, Inc. (c) .......................          39,500     $ 2,044,125
 Motorola, Inc. ................................          72,600       4,156,350
                                                                     -----------
                                                                       6,200,475
                                                                     -----------
Truckers & Marine--0.1%
 Hvide Marine, Inc. Class A (c) ................          51,000         879,750
                                                                     -----------
Utility--Electric--0.6%
 CMS Energy Corp. ..............................         150,000       4,762,500
                                                                     -----------
Utility--Gas--0.3%
 Eastern Enterprises ...........................          50,000       1,693,750
 MCN Energy Group, Inc. ........................          35,900       1,027,637
                                                                     -----------
                                                                       2,721,387
                                                                     -----------
TOTAL COMMON STOCKS
 (Identified cost $234,305,839) ................................     281,613,513
                                                                     -----------
FOREIGN COMMON STOCKS--4.2%
Banks--0.5%
 Credit Communial Holding/Dexia 144A
  (Belgium) (b) (c) ............................          38,000       3,801,140
                                                                     -----------
Beverages--0.5%
 PanAmerican Beverages, Inc. Class A
  (Mexico) .....................................         155,800       4,518,200
                                                                     -----------
Engineering & Construction--0.2%
 Chicago Bridge & Iron Co. NV
 (Netherlands)(c) ..............................          75,000       1,275,000
                                                                     -----------
Insurance--0.6%
 GCR Holdings Ltd. (Bermuda) ...................          40,000         865,000
 LaSalle Re Holdings Ltd. (Bermuda) ............          40,000       1,110,000
 Mid Ocean Ltd. (Bermuda) ......................          20,000         917,500
 Partner Re Ltd. (Bermuda) .....................          35,000       1,176,875
 Renaissancere Holdings Ltd. (Bermuda) .........          30,000       1,110,000
                                                                     -----------
                                                                       5,179,375
                                                                     -----------
Oil--0.4%
 Ensign Resource Service Group, Inc.
  (Canada) (c) .................................          45,000         788,796
 Shell Transport & Trading Co. ADR
  (United Kingdom) .............................          23,000       2,446,625
                                                                     -----------
                                                                       3,235,421
                                                                     -----------
Rails--0.6%
 Canadian Pacific Ltd. (Canada) ................         195,500       4,765,313
                                                                     -----------
Truckers & Marine--0.4%
 Knightsbridge Tankers Ltd. (Bermuda) ..........         150,000       3,412,500
                                                                     -----------
Utility--Telephone--1.0%
 BCE, Inc. (Canada) ............................         175,000       8,159,375
                                                                     -----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $29,891,217) .................................      34,346,324
                                                                     -----------
TOTAL LONG-TERM INVESTMENTS--94.3%
 (Identified cost $714,897,196) ................................     775,226,009
                                                                     -----------

                      See Notes to Financial Statements

Phoenix Income and Growth Fund

                                    STANDARD
                                    & POOR'S      PAR
                                     RATING      VALUE
                                  (Unaudited)    (000)         VALUE
                                  ------------  --------- ---------------
SHORT-TERM OBLIGATIONS--1.0%
Commercial Paper--1.0%
 Vermont American Corp.
  5.52%, 5-1-97 ..................   A-1+      $ 3,985    $  3,985,000
 Du Pont (E.I) De Nemours &
  Co. 5.28%, 5-5-97 ..............   A-1+           85          84,950
 Preferred Receivables Funding
  Corp. 5.50%, 5-7-97 ............   A-1         2,795       2,792,438
 Campbell Soup Co. 5.50%,
  5-8-97 .........................   A-1+        1,510       1,508,385
                                                           --------------
                                                             8,370,773
                                                           --------------

                                                               VALUE
                                                          ---------------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $8,370,773) .................           $  8,370,773
                                                         --------------
TOTAL INVESTMENTS--95.3%
 (Identified cost $723,267,969) ...............            783,596,782(a)
 Cash and receivables, less liabilities--4.7% .             38,770,707
                                                         --------------
NET ASSETS--100.0% ............................           $822,367,489
                                                         ==============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $75,942,538 and gross depreciation of $16,167,455 for income tax purposes. At April 30, 1997, the aggregate cost of securities for federal income tax purposes was $723,821,699.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, these securities amount to a value of $85,769,943 or 10.4% of net assets.
(c) Non-income producing.
(d) As rated by Moody's, Fitch or Duff & Phelps.
(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(f) Rights incorporated as a unit.

                       See Notes to Financial Statements

Phoenix Income and Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1997

Assets
Investment securities at value
  (Identified cost $723,267,969)                             $783,596,782
Cash                                                              137,964
Receivables
 Investment securities sold                                    38,042,993
 Fund shares sold                                                 159,269
 Dividends and interest                                         5,112,934
                                                            ---------------
  Total assets                                                827,049,942
                                                            ---------------
Liabilities
Payables
 Investment securities purchased                                2,145,605
 Fund shares repurchased                                        1,294,641
 Investment advisory fee                                          466,606
 Distribution fee                                                 392,443
 Transfer agent fee                                               183,927
 Financial agent fee                                               20,438
 Trustees' fee                                                      4,516
Accrued expenses                                                  174,277
                                                            ---------------
  Total liabilities                                             4,682,453
                                                            ---------------
Net Assets                                                   $822,367,489
                                                            ===============
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $732,477,810
Undistributed net investment income                             2,320,683
Accumulated net realized gain                                  27,240,183
Net unrealized appreciation                                    60,328,813
                                                            ---------------
Net Assets                                                   $822,367,489
                                                            ===============
Class A
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization
  (Net Assets $451,438,500)                                    45,801,216
Net asset value per share                                           $9.86
Offering price per share
 $9.86/(1-4.75%)                                                   $10.35
Class B
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization
  (Net Assets $370,928,989)                                    37,580,543
Net asset value and offering price per share                        $9.87

                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 1997

Investment Income
Interest                                                      $28,309,597
Dividends                                                      14,393,420
                                                             --------------
  Total investment income                                      42,703,017
                                                             --------------
Expenses
Investment advisory fee                                         5,982,415
Distribution fee--Class A                                       1,178,775
Distribution fee--Class B                                       3,831,208
Financial agent                                                   256,528
Transfer agent                                                  1,333,163
Printing                                                          135,492
Custodian                                                          88,002
Registration                                                       54,150
Professional                                                       52,219
Trustees                                                           22,674
Miscellaneous                                                      32,923
                                                             --------------
  Total expenses                                               12,967,549
                                                             --------------
Net investment income                                          29,735,468
                                                             --------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                                58,030,503
Net realized loss on foreign currency transactions                (63,547)
Net change in unrealized appreciation (depreciation)
  on investments                                               (2,222,870)
                                                             --------------
Net gain on investments                                        55,744,086
                                                             --------------
Net increase in net assets resulting from operations          $85,479,554
                                                             ==============

                       See Notes to Financial Statements

Phoenix Income and Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                      Year Ended      Year Ended
                                                                                    April 30, 1997  April 30, 1996
                                                                                   ---------------  ---------------
From Operations
 Net investment income                                                              $  29,735,468    $  36,235,156
 Net realized gain                                                                     57,966,956       74,561,424
 Net change in unrealized appreciation (depreciation)                                  (2,222,870)      41,747,703
                                                                                   ---------------  ---------------
 Increase in net assets resulting from operations                                      85,479,554      152,544,283
                                                                                   ---------------  ---------------
From Distributions to Shareholders
 Net investment income--Class A                                                       (18,481,864)     (21,775,957)
 Net investment income--Class B                                                       (12,058,093)     (13,920,528)
 Net realized gains--Class A                                                          (39,142,002)      (1,790,547)
 Net realized gains--Class B                                                          (31,924,691)      (1,413,822)
                                                                                   ---------------  ---------------
 Decrease in net assets from distributions to shareholders                           (101,606,650)     (38,900,854)
                                                                                   ---------------  ---------------
From Share Transactions
Class A
 Proceeds from sales of shares (3,227,767 and 4,186,098 shares, respectively)          32,305,915       40,001,714
 Net asset value of shares issued from reinvestment of distributions
  (4,817,814 and 1,892,290 shares, respectively)                                       47,024,383       18,094,132
 Cost of shares repurchased (11,192,137 and 12,338,773 shares, respectively)         (112,400,718)    (118,161,444)
                                                                                   ---------------  ---------------
Total                                                                                 (33,070,420)     (60,065,598)
                                                                                   ---------------  ---------------
Class B
 Proceeds from sales of shares (2,616,679 and 3,371,066 shares, respectively)          26,139,385       32,278,099
 Net asset value of shares issued from reinvestment of distributions
  (3,430,811 and 1,165,398 shares, respectively)                                       33,531,068       11,169,191
 Cost of shares repurchased (7,729,516 and 8,800,122 shares, respectively)            (77,728,213)     (84,143,012)
                                                                                   ---------------  ---------------
Total                                                                                 (18,057,760)     (40,695,722)
                                                                                   ---------------  ---------------
 Decrease in net assets from share transactions                                       (51,128,180)    (100,761,320)
                                                                                   ---------------  ---------------
 Net increase (decrease) in net assets                                                (67,255,276)      12,882,109
Net Assets
 Beginning of period                                                                  889,622,765      876,740,656
                                                                                   ---------------  ---------------
 End of period (including undistributed net investment income of $2,320,683 and
  $2,996,598, respectively)                                                         $ 822,367,489    $ 889,622,765
                                                                                   ===============  ===============

                       See Notes to Financial Statements

Phoenix Income and Growth Fund

                              FINANCIAL HIGHLIGHTS
    (Selected data for a share outstanding throughout the indicated period)

                                                                           Class A
                                                  ----------------------------------------------------------
                                                                    Year Ended April 30,
                                                 1997             1996        1995        1994        1993
                                              --------          --------    --------    --------   -------
Net asset value, beginning of period           $10.08           $8.88       $9.33       $9.92        $9.13
Income from investment operations:
  Net investment income                          0.40            0.44        0.46        0.45         0.43
  Net realized and unrealized gain (loss)        0.66            1.22        0.03       (0.08)        0.88
                                             --------        --------    --------   ---------     --------
   Total from investment operations              1.06            1.66        0.49        0.37         1.31
                                             --------        --------    --------   ---------     --------

Less distributions:
  Dividends from net investment income          (0.40)          (0.42)      (0.45)      (0.44)       (0.44)
  Dividends from net realized gains             (0.88)          (0.04)      (0.33)      (0.52)       (0.08)
  In excess of accumulated net realized gains      --              --       (0.16)         --           --
                                             --------        --------    --------   ---------     --------

   Total distributions                          (1.28)          (0.46)      (0.94)      (0.96)       (0.52)
                                             --------        --------    --------   ---------     --------
Change in net asset value                       (0.22)           1.20       (0.45)      (0.59)        0.79
                                             --------        --------    --------   ---------     --------
Net asset value, end of period                  $9.86          $10.08       $8.88       $9.33        $9.92
                                             ========        ========    ========   =========     ========
Total return(2)                                 10.93%          19.01%       5.95%       3.38%       14.78%
Ratios/supplemental data:
  Net assets, end of period (thousands       $451,439        $493,454    $490,225    $524,855     $514,803
Ratio to average net assets of:
  Expenses                                       1.18%           1.18%       1.16%       1.23%        1.33%
  Net investment income                          3.82%           4.39%       5.07%       4.57%        4.60%
Portfolio turnover                                111%            107%         90%         88%          44%
Average commission rate paid(3)               $0.0515             N/A         N/A         N/A          N/A


                                                                           Class B
                                              ------------------------------------------------------------------
                                                                    Year Ended April 30,
                                                1997              1996        1995        1994            1993
                                              --------          --------    --------    --------         -------
Net asset value, beginning of period           $10.09           $8.88       $9.32       $9.92             $9.13
Income from investment operations:
  Net investment income                          0.31            0.36        0.39        0.38              0.25
  Net realized and unrealized gain (loss)        0.67            1.23        0.04       (0.08)             1.00
                                             --------        --------    --------   ---------          --------
   Total from investment operations              0.98            1.59        0.43        0.30              1.25
                                             --------        --------    --------   ---------          --------

Less distributions:
  Dividends from net investment income          (0.32)          (0.34)      (0.38)      (0.38)            (0.38)
  Dividends from net realized gains             (0.88)          (0.04)      (0.33)      (0.52)            (0.08)
  In excess of accumulated net realized gains      --              --       (0.16)         --                --
                                             --------        --------    --------   ---------          --------

   Total distributions                          (1.20)          (0.38)      (0.87)      (0.90)            (0.46)
                                             --------        --------    --------   ---------          --------

Change in net asset value                       (0.22)           1.21       (0.44)      (0.60)             0.79
                                             --------        --------    --------   ---------          --------

Net asset value, end of period                  $9.87          $10.09       $8.88       $9.32              $9.92
                                             ========        ========    ========   =========          =========
Total return(2)                                 10.05%          18.14%       5.23%       2.62%             14.09%
Ratios/supplemental data:
  Net assets, end of period (thousands)      $370,929        $396,169    $386,515    $378,847           $217,432
Ratio to average net assets of:
  Expenses                                       1.93%           1.93%       1.91%       1.91%              2.03%
  Net investment income                          3.06%           3.64%       4.32%       3.98%              3.73%
Portfolio turnover                                111%            107%         90%         88%                44%
Average commission rate paid(3)               $0.0515             N/A         N/A         N/A                N/A

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                       See Notes to Financial Statements

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Income and Growth Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. Security valuation:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short- term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. Security transactions and related income:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. Income taxes:

  It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. Distributions to shareholders:

  Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. Foreign currency translation:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.70% of the average daily net assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.

PHOENIX INCOME AND GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 1997 (Continued)

  As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $56,591 for Class A shares and deferred sales charges of $971,935 for Class B shares for the year ended April 30, 1997. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the year ended April 30, 1997, $3,126,095 was earned by the Distributor and $1,883,888 was earned by unaffiliated participants.

  As Financial Agent of the Fund, PEPCO received a fee for bookkeeping, administration, and pricing services at an annual rate of 0.03% of the average daily net assets of the Fund through December 31, 1996, and starting on January 1, 1997, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee may apply. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 1997, transfer agent fees were $1,333,163 of which PEPCO retained $496,785 which is net of fees paid to State Street.

  At April 30, 1997, PHL and affiliates held 120 Class A shares and 17 Class B shares of the Fund with a combined value of $1,348.

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities, excluding short-term securities and options, for the year ended April 30, 1997 aggregated $883,564,825 and $1,039,092,454, including $24,846,276 and $40,519,832 of U.S. Government and
Agency securities, respectively.

4. CAPITAL LOSS CARRYOVERS

  Under current tax law, capital losses realized after October 31, 1996 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1997, the Fund deferred foreign currency losses of $38,947.

5. RECLASSIFICATION OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 1997, the Fund decreased capital paid in on shares of beneficial interest by $99,138, increased undistributed net investment income by $128,574 and decreased accumulated net realized gains by $29,436.

TAX INFORMATION NOTICE (Unaudited)

  For federal income tax purposes, 21.6% of the ordinary income dividends paid by the Fund qualify for the dividends received deduction of corporate shareholders.
  For the fiscal year ended April 30, 1997, the Fund distributed $43,970,488 of long-term capital gain dividends.



This report is not authorized for distribution to prospective investors in the Phoenix Income & Growth Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                        REPORT OF INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP                                (Price Waterhouse logo)


To the Trustees and Shareholders of
Phoenix Income and Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Income and Growth Fund (the "Fund") at April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1997 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP

Boston, Massachusetts
June 10, 1997

Phoenix Income and Growth Fund

101 Munson Street
Greenfield, Massachusetts 01301

Trustees

C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

Officers

Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
John M. Hamlin, Vice President
William E. Keen, III, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary


Investment Adviser

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Independent Accountants

Price Waterhouse LLP
160 Federal Street
Boston, Massachusetts 02110

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Phoenix Income and Growth Fund
PO Box 2200
Enfield CT 06083-2200

(Phoenix Duff & Phelps logo)



PDP 743 (6/97)